Brighthouse Wellington Balanced Portfolio Expense Example - Brighthouse Wellington Balanced Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	$ 835